Earnings Per Common Share	9 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Common Share

5. Earnings Per Common Share

The computation of basic earnings per share is based on the weighted-average number of common shares issued and outstanding during the year, excluding unvested shares of restricted stock (see Note 8). The computation of diluted earnings per share assumes the lapsing of restrictions on unvested restricted stock awards, for which the assumed proceeds upon lapsing of restrictions are deemed to be the amount of compensation cost attributable to future services and not yet recognized using the treasury stock method, to the extent dilutive.

The components of the denominator for the calculation of basic earnings per share and diluted earnings per share are as follows for the period from March 20, 2013 (date of inception) to December 31, 2013:

Common shares outstanding, basic:
Weighted average common shares outstanding, basic	39,925,160

Common shares outstanding, diluted:
Weighted average common shares outstanding, basic	39,925,160
Restricted stock awards	—
Weighted average common shares outstanding, diluted	39,925,160

Due to the net loss realized for the period from March 20, 2013 (date of inception) to December 31, 2013, potentially dilutive restricted stock awards totaling 373,046 shares were determined to be anti-dilutive.